Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Non-Vested Restricted Share Activity

A summary of non-vested restricted share activity during the years ended December 31, 2015, 2016 and 2017 is presented below:

Number of shares
Outstanding as of January 1, 2015	57,250,756
Granted	—
Modification	—
Vested	(28,625,378)

Outstanding as of December 31, 2015	28,625,378
Granted	—
Forfeited	—
Vested	(28,625,378)

Outstanding as of December 31, 2016	—

Summary of Restricted Share Units Granted

The following table summarizes information regarding the share units granted:

Number of shares
Outstanding as of January 1, 2017	150,000
Granted	100,000
Forfeited	—
Vested	(50,000)

Outstanding as of December 31, 2017	200,000

Company Share Incentive Plan [Member]
Summary of Option Activity

The following table summarizes the option activity for the year ended December 31, 2017:

	Number of options	Weighted average exercise price per option	Weighted average remaining contractual life (years)	Aggregated intrinsic value
Outstanding as of January 1, 2017	31,606,466	$0.0641	7.63	$288,439

Granted	5,771,226	$0.0002
Exercised	(9,426,874)	$0.0602
Forfeited	(981,527)	$0.0132

Outstanding as of December 31, 2017	26,969,291	$0.0536	7.40	328,658

Exercisable as of December 31, 2017	14,743,283	$0.0952	6.39	$170,053

Schedule of Assumptions Used to Estimate Fair Value of Stock Options Granted

The fair value of options granted was estimated on the date of grant using the Black-Sholes pricing model after the Company completed its IPO, with the following assumptions used for grants during the applicable periods:

	Risk-free interest rate of return	Contractual term	Volatility	Dividend yield	Exercise price
2015	2.15%~2.19%	10 years	55.3%~55.7%	—	$0.0002
2016	1.75%~2.70%	10 years	52.5%~55.3%	—	$0.0002
2017	2.47%~2.87%	10 years	50.7%~54.0%	—	$0.0002

Momo BVI Share Incentive Plan [Member]
Summary of Option Activity

The following table summarizes the option activity for the year ended December 31, 2017:

	Number of options	Weighted average exercise price per option	Weighted average remaining contractual life (years)	Aggregated intrinsic value
Outstanding as of January 1, 2017	8,000,000	$0.1088	8.19	$10

Granted	—	—
Exercised	—	—
Forfeited	(5,000,000)	$0.1100

Outstanding as of December 31, 2017	3,000,000	$0.1067	7.50	$10

Exercisable as of December 31, 2017	1,812,500	$0.1060	7.45	$7